UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY       July 19, 2007
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  83 issues

Form 13F Information Table Value Total:  $199,017,000.00


List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

                           TITLE OF                             SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS             CUSIP      VALUE  PRN AMT PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------    --------         ---------  -------- ------- --- ----  ------- ----------   -----  ------    ----
AGILENT TECHNOLOGIES INC   COMMON           00846u101    1,937     50391 SH       SOLE                   0       0     50391
ABBOTT LABS                COMMON             2824100    3,631     67800 SH       SOLE                   0       0     67800
AUTO DATA PROCESSING       COMMON            53015103    2,428     50100 SH       SOLE                   0       0     50100
AMERICAN INTL GROUP INC    COMMON             2687410    3,129     44687 SH       SOLE                   0       0     44687
ASIA PACIFIC FUND          COMMON            44901106      570     22522 SH       SOLE                   0       0     22522
BECTON DICKINSON & CO      COMMON            75887109    2,727     36600 SH       SOLE                   0       0     36600
BERKSHIRE HATHAWAY         CLASS B           84670207      220        61 SH       SOLE                   0       0        61
BROOKLINE BANCORP          COMMON           11373m107    1,289    111950 SH       SOLE                   0       0    111950
ANHEUSER BUSCH COS INC     COMMON            35229103    2,438     46740 SH       SOLE                   0       0     46740
CITIGROUP INC              COMMON            17296710    2,971     57935 SH       SOLE                   0       0     57935
CHITTENDEN CORP            COMMON           170228100      205      5873 SH       SOLE                   0       0      5873
COMCAST CORP               COMMON            20030N20    3,002    107350 SH       SOLE                   0       0    107350
COSTCO WHOLESALE           COMMON           22160K105    1,140     19475 SH       SOLE                   0       0     19475
COMPUTER SCIENCES CORP     COMMON           205363104      729     12330 SH       SOLE                   0       0     12330
CISCO SYS INC              COMMON            17275R10    4,303    154523 SH       SOLE                   0       0    154523
CHEVRONTEXACO CORP         COMMON           166764100      403      4785 SH       SOLE                   0       0      4785
DIEBOLD INC                COMMON           253651103    4,287     82120 SH       SOLE                   0       0     82120
DEERE & CO                 COMMON           244199105      241      2000 SH       SOLE                   0       0      2000
DANAHER CORP DEL           COMMON           235851102      421      5574 SH       SOLE                   0       0      5574
DOLLAR TREE STORES         COMMON           256747106    4,826    110820 SH       SOLE                   0       0    110820
DOVER CORP                 COMMON           260003108    4,202     82150 SH       SOLE                   0       0     82150
AMDOCS                     ORD              G02602103    5,412    135915 SH       SOLE                   0       0    135915
DEVON ENERGY CORP NEW      COMMON           25179M103    4,366     55764 SH       SOLE                   0       0     55764
E M C CORP MASS            COMMON           268648102    4,916    271590 SH       SOLE                   0       0    271590
FEDEX CORP                 COMMON           31428X106    1,054      9500 SH       SOLE                   0       0      9500
FIRST FINL HLDGS INC       COMMON           320239106      229      7000 SH       SOLE                   0       0      7000
FLORIDA EAST COAST IND     COMMON           340632108    5,665     68265 SH       SOLE                   0       0     68265
FLOUR CORP NEW             COMMON           343412102    4,799     43090 SH       SOLE                   0       0     43090
GENERAL ELEC CO            COMMON           369604103    4,582    119690 SH       SOLE                   0       0    119690
GENERAL GROWTH PPTYS INC   COMMON           370021107    2,162     40825 SH       SOLE                   0       0     40825
HOME DEPOT INC.            COMMON            43707610    3,037     77185 SH       SOLE                   0       0     77185
HARTFORD FINL SVCS GRP     COMMON           416515104    3,072     31180 SH       SOLE                   0       0     31180
HEWLETT PACKARD CO         COMMON           428236103    3,382     75790 SH       SOLE                   0       0     75790
INTL BUSINESS MACHINES     COMMON           459200101    2,684     25504 SH       SOLE                   0       0     25504
INGERSOLL RAND CO          COMMON           G4776G101    4,395     80175 SH       SOLE                   0       0     80175
ILLNOIS TOOL WORKS         COMMOM           452308109      882     16275 SH       SOLE                   0       0     16275
JOHNSON & JOHNSON          CLASS A          478160104    1,464     23765 SH       SOLE                   0       0     23765
J P MORGAN CHASE & CO      COMMON           46625H100    2,782     57410 SH       SOLE                   0       0     57410
KIMBERLY CLARK CORP        COMMON           494368103    1,699     25395 SH       SOLE                   0       0     25395
KYOCERA CORP               COMMON             6499260      319      3000 SH       SOLE                   0       0      3000
COCA COLA COMPANY          COMMON           191216100    3,560     68047 SH       SOLE                   0       0     68047
LABORATORY CORP AMER HLD   COMMON           50540r409    5,590     71426 SH       SOLE                   0       0     71426
LILLY ELI & CO             COMMON           532457108    1,347     24110 SH       SOLE                   0       0     24110
LOWES COS INC              COMMON            54866110      596     19425 SH       SOLE                   0       0     19425
MASCO CORP                 COMMON           574599106    3,085    108365 SH       SOLE                   0       0    108365
MARSHALL ILSLEY            COMMON           571834100    1,332     27970 SH       SOLE                   0       0     27970
3M CO                      COMMON           88579Y101    1,769     20385 SH       SOLE                   0       0     20385
ALTRIA GROUP INC           COMMON            02209S10    2,462     35100 SH       SOLE                   0       0     35100
MEDICAL PROPERTIES TRUST   COMMON           58463J304    2,835    214250 SH       SOLE                   0       0    214250
MERCK & CO INC             COMMON           589331107    2,414     48465 SH       SOLE                   0       0     48465
MICROSOFT CORP             COMMON            59491810    3,964    134505 SH       SOLE                   0       0    134505
MURPHY OIL CORP            COMMON           626717102    1,159     19500 SH       SOLE                   0       0     19500
NOBLE ENERGY               COMMON           655044105    3,077     49320 SH       SOLE                   0       0     49320
NABORS INDUSTRIES LTD      COMMON           G6359F103    3,150     94355 SH       SOLE                   0       0     94355
NATIONAL OILWELL VARCO INC COMMON           637071101    2,444     23450 SH       SOLE                   0       0     23450
OPTIMARK TECHNOLOGIES      SER B CV PART P  683990204        2     15000 SH       SOLE                   0       0     15000
PFIZER INC                 COMMON           717081103    2,240     87605 SH       SOLE                   0       0     87605
PRINCIPAL FINL GROUP       COMMON           74251V102    2,612     44815 SH       SOLE                   0       0     44815
PROCTOR & GAMBLE CO        COMMON           742718109      223      3650 SH       SOLE                   0       0      3650
PRAXAIR INC                COMMON           74005p104    4,277     59405 SH       SOLE                   0       0     59405
ROYAL DUTCH PETE CO        NY REG SHARES    780257804    1,306     16080 SH       SOLE                   0       0     16080
M S EASTERN EUROPE FUND    COMMON           616988101      458     12250 SH       SOLE                   0       0     12250
SCHERING PLOUGH            COMMON           806605101    2,611     85770 SH       SOLE                   0       0     85770
SAUER-DANFOSS INC          COMMON           804137107    4,417    148425 SH       SOLE                   0       0    148425
SONOCO PRODUCTS            COMMON           835495102    2,709     63283 SH       SOLE                   0       0     63283
SOVEREIGN BANCORP          COMMON           845905108    1,517     71773 SH       SOLE                   0       0     71773
STATE STREET CORP          COMMON           857477103      219      3200 SH       SOLE                   0       0      3200
SYSCO CORP                 COMMON           871829107      305      9250 SH       SOLE                   0       0      9250
AT&T INC                   COMMON           00206R102    3,684     88762 SH       SOLE                   0       0     88762
HANOVER INSURANCE GROUP    COMMON           410867105    2,818     57754 SH       SOLE                   0       0     57754
TRAVELERS COS INC          COMMOM           8.94E+113    2,329     43540 SH       SOLE                   0       0     43540
TIME WARNER                COMMON           887317105      956     45435 SH       SOLE                   0       0     45435
TEXAS INSTRS INC           COMMON           882508104    4,743    126030 SH       SOLE                   0       0    126030
UNITED PARCEL SERVICE IN   CL B             911312106    3,336     45700 SH       SOLE                   0       0     45700
UNITED TECHNOLOGIES CORP   COMMONG          913017109    2,812     39640 SH       SOLE                   0       0     39640
V F CORP                   COMMON           918204108    2,860     31231 SH       SOLE                   0       0     31231
WEATHERFORD INTL           COMMON           G95089101    2,865     51860 SH       SOLE                   0       0     51860
WILLIAMS CO.               COMMON           969457100    2,434     76985 SH       SOLE                   0       0     76985
WEINGARTEN RLTY INVS       SH BEN INT       948741103      314      7650 SH       SOLE                   0       0      7650
WILLIS GROUP HOLDING       COMMON           G96655108    2,513     57040 SH       SOLE                   0       0     57040
WATTS INDS INC             CL A             942749102    2,277     60780 SH       SOLE                   0       0     60780
EXXON MOBIL CORP           COMMON           30231G102      314      3741 SH       SOLE                   0       0      3741
ZENITH NATIONAL INS CORP   COMMON           989390109    1,082     22985 SH       SOLE                   0       0     22985
   Report Totals                                       199,017 4,581,416                                           4,581,416